Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust
Entity Central Index Key	0000225323
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Fidelity New Jersey Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Income Fund
Class Name	Fidelity® New Jersey Municipal Income Fund
Trading Symbol	FNJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 522,425,502
Holdings Count | shares	242
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$522,425,502
Number of Holdings	242
Portfolio Turnover	16%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 20.2 Education 18.0 Health Care 13.1 Others(Individually Less Than 5%) 15.6 100.0 AAA 3.3 AA 32.7 A 42.8 BBB 11.9 Not Rated 3.9 Short-Term Investments and Net Other Assets (Liabilities) 5.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Connecticut Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Connecticut Municipal Income Fund
Class Name	Fidelity® Connecticut Municipal Income Fund
Trading Symbol	FICNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 288,487,062
Holdings Count | shares	212
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2024)
KEY FACTS
Fund Size	$288,487,062
Number of Holdings	212
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 45.8 Education 16.8 Health Care 16.7 Housing 7.8 Special Tax 7.4 Others(Individually Less Than 5%) 5.5 100.0 AAA 10.5 AA 39.6 A 26.0 BBB 13.5 BB 3.4 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.